CONSOLIDATED STATEMENTS OF CASH FLOWS - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
OPERATING ACTIVITIES:
Profit for the year		€ 33,612	€ 33,894	[1]	€ 10,491	[1]
Adjustments to reconcile profit for the year to net cash provided by operating activities:
Income tax (benefit) expense		(11,060)	12,551	[1]	7,299	[1]
Interest income		(9,285)	(7,683)	[1]	(5,250)	[1]
Interest expense		77,470	31,451	[1]	40,036	[1]
Remeasurement of previously held equity-accounted investee		0			(7,698)	[1]
Other financial (income) expenses		(267)	(2,885)	[1]	1,411	[1]
Foreign currency loss (gain), net		38,223	(23,205)	[1]	(26,690)	[1]
Amortization of capitalized sport rights licenses		233,945	160,018	[1]	140,200	[1]
Depreciation and amortization (excluding amortization of capitalized sport rights licenses)		50,782	46,344	[1]	44,613	[1]
Impairment losses on goodwill and intangible assets		167	9,854	[1]
Equity-settled share-based payments		39,187	41,177	[1]	28,299	[1]
Share of loss of equity-accounted investees	[1]		3,699		4,082
Loss on disposal of equity-accounted investee	[1]		13,604
Other		(13,231)	(3,790)	[1]	(3,183)	[1]
Cash flow from operating activities before working capital changes, interest and income taxes		439,543	315,029	[1]	233,610	[1]
Increase in trade receivables, contract assets, other assets and prepayments		(48,532)	(16,100)	[1]	(53,519)	[1]
Increase (decrease) in trade and other payables, contract and other liabilities		40,957	(1,477)	[1]	32,159	[1]
Changes in working capital		(7,575)	(17,577)	[1]	(21,360)	[1]
Interest paid		(76,384)	(30,528)	[1]	(33,591)	[1]
Interest received		9,333	7,677	[1]	5,091	[1]
Income taxes paid		(11,906)	(15,956)	[1]	(15,673)	[1]
Net cash from operating activities		353,011	258,645	[1]	168,077	[1]
INVESTING ACTIVITIES:
Acquisition of intangible assets		(222,288)	(185,493)	[1]	(154,266)	[1]
Acquisition of property and equipment		(5,367)	(14,786)	[1]	(8,288)	[1]
Acquisition of subsidiaries, net of cash acquired		(27,060)	(12,844)	[1]	(56,245)	[1]
Proceeds from dissolution of equity-accounted investee	[1]		15,172
Acquisition of financial assets	[1]		(3,716)
Contribution to equity-accounted investee	[1]				(27,873)
Other investing activities, net		(168)	(423)	[1]	105	[1]
Net cash used in investing activities		(254,883)	(202,090)	[1]	(246,567)	[1]
FINANCING ACTIVITIES:
Payment of lease liabilities		(7,830)	(7,983)	[1]	(5,958)	[1]
Purchase of treasury shares		(28,725)	(9,022)	[1]	(3,837)	[1]
Principal payments on bank debt		(150)	(620)	[1]	(420,685)	[1]
Change in bank overdrafts		(46)	(7)	[1]	(23)	[1]
Acquisition of non-controlling interests	[1]				(28,245)
Transaction costs related to borrowings	[1]				(1,100)
Net cash used in from financing activities		(36,751)	(17,632)	[1]	(459,848)	[1]
Net increase (decrease) in cash and cash equivalents		61,377	38,923	[1]	(538,338)	[1]
Cash and cash equivalents as of January 1	[1]	277,174	243,757		742,773
Effects of movements in exchange rates		9,806	(5,506)	[1]	39,322	[1]
Cash and cash equivalents as of December 31		€ 348,357	€ 277,174	[1]	€ 243,757	[1]

[1]	Certain comparative amounts have been reclassified to conform with the current year presentation. Refer to Note 1.5 for further information.